Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2013
Loss And Loss Adjustment Expense Reserves
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2013	2012	2011
Balance at January 1	$7,838.4	$7,245.8	$7,071.0
Less reinsurance recoverables on unpaid losses	862.1	785.7	704.1
Net balance at January 1	6,976.3	6,460.1	6,366.9
Incurred related to:
Current year	12,427.3	11,926.0	10,876.8
Prior years	45.1	22.0	(242.0)
Total incurred	12,472.4	11,948.0	10,634.8
Paid related to:
Current year	8,095.0	7,895.3	7,289.3
Prior years	3,919.9	3,536.5	3,252.3
Total paid	12,014.9	11,431.8	10,541.6
Net balance at December 31	7,433.8	6,976.3	6,460.1
Plus reinsurance recoverables on unpaid losses	1,045.9	862.1	785.7
Balance at December 31	$8,479.7	$7,838.4	$7,245.8

We experienced minimal unfavorable reserve development of $45.1 million and $22.0 million in 2013 and 2012, respectively, compared to favorable development of $242.0 million in 2011, which is reflected as “Incurred related to prior years” in the table above.
2013

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Approximately 80% of the unfavorable reserve development was attributable to accident year 2011, while the remaining 20% was related to accident year 2012. The aggregate reserve development for accident years 2010 and prior was slightly favorable.

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About 55% of our unfavorable reserve development was in our Commercial Lines business, with the remainder split about equally between our Personal Lines business and our run-off businesses. In our Personal Lines business, unfavorable development in our Agency auto channel was offset in large part by favorable development in our Direct auto channel.

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The unfavorable reserve development in our Agency auto business was in our IBNR reserves due to higher frequency and severity on late emerging claims, as primarily reflected in the “all other development.”

•	Lower than anticipated severity costs on case reserves was the primary contributor to the favorable development in our Direct auto business.

•	In our Commercial Lines business, we experienced unfavorable development due to higher frequency and severity on late emerging claims primarily in our bodily injury coverage for our truck business.

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In our other businesses, we experienced unfavorable development primarily due to reserve increases in our run-off professional liability group business based on recent internal actuarial reviews of our claims history.

2012

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The unfavorable prior year reserve development was primarily attributable to accident year 2011 and to a lesser extent accident year 2010. The aggregate reserve development for accident years 2009 and prior was favorable. Despite overall unfavorable reserve development, we did experience favorable reserve adjustments, primarily in our loss adjustment expenses and our personal auto bodily injury reserves for accident years 2009 and 2008.

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Slightly more than half of the total unfavorable reserve development was attributable to our Commercial Lines business, with the remainder in our personal auto business. In our personal auto business, unfavorable development in the Agency channel was partially offset by favorable development in the Direct channel, primarily reflecting that unfavorable development on our personal injury protection (PIP) coverage was more skewed to the Agency channel, and that our Direct business had favorable development on our collision coverage, as we experienced more subrogation recoveries in this channel.

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Our personal auto product’s development was primarily attributable to unfavorable development in our Florida PIP coverage and an increase in our estimate of bodily injury severity for accident year 2011.

•	Unfavorable development in our Commercial Lines business reflects higher than anticipated frequency and severity costs on late emerging claims and higher settlements on large losses.
2011

•	About half of the favorable reserve development was attributable to accident years 2008 and prior, while the balance was primarily due to claims from accident year 2010.

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Approximately 70% of the favorable reserve development was attributable to our Personal Lines business, with our Agency and Direct channels contributing 25% and 75%, respectively; the balance was primarily in our Commercial Lines business.

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The 2011 favorable development was driven primarily by favorable settlement of larger losses and lower defense and cost containment costs, but was partially offset by unfavorable development on our total IBNR reserves, reflecting a greater than anticipated increase in the number of late emerging claims.

Because we are primarily an insurer of motor vehicles, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
We write personal and commercial auto insurance throughout the United States and could be exposed to hurricanes or other catastrophes. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.